Earnings per share	12 Months Ended
Mar. 31, 2018
Earnings per share [abstract]
Earnings per share
29.	Earnings per share

As explained in Note 2, the Group has accounted for the restructuring in fiscal 2012-13 using the pooling of interests method and accordingly, financial information of ANFI includes assets, liabilities, revenues and expenses of APFPL at their respective carrying values as if combination was completed at the beginning of the first period presented. This combination gives rise to a 19.6% non-controlling interest (NCI) in APFPL. Earnings per share have been calculated using outstanding shares of ANFI which are reflected in the table below:

	March 31, 2018	March 31, 2017		March 31, 2016
Profit attributable to Shareholders of the Company (A)	$(78,222,174)	$25,087,388		$25,792,843
Weighted average number of shares:
- For calculation of basic earnings per share (B)	34,064,348	29,822,470		28,805,738
- Dilutive impact of equivalent stock options (C)	- #	-	*	-	*
- For diluted earnings per share (D) = (B) + (C)	34,064,348	29,822,470		28,805,738
Basic earnings per share (A) ÷ (B)	$(2.30)	$0.84		$0.90
Diluted earnings per share (A) ÷ (D)	$(2.30)	$0.84		$0.90

The Company has granted an option to NCI shareholders in APFPL to exchange shares in ANFI at a pre-determined share exchange ratio. The exchange ratio is reflective of fair values of the shares to be exchanged and therefore, the option is not considered as dilutive (Note 18).

# The dilutive impact of total share options of 375899, 360,257, 361,278 and 367,749 granted to Mr. Karan A. Chanana in the years ended March 31, 2013, 2014, 2016 and 2017, respectively is anti-dilutive and hence there is no change in the presented basic and diluted earnings per share in the table above.

* The dilutive impact of total share options of 375899, 360,257, 361,278 and 367,749 granted to Mr. Karan A. Chanana in the years ended March 31, 2013, 2014, 2016 and 2017, respectively is anti-dilutive and hence there is no change in the presented basic and diluted earnings per share in the table above.